CONSOLIDATED BALANCE SHEETS Parenthetical - $ / shares	Jan. 30, 2016	Jan. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares issued and outstanding (in shares)	234,968,078	205,683,113